Stock-based Compensation - Fair value of the stock options (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assumptions on the date of grant to estimate the fair value of the stock options
Estimated dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected price volatility	91.60%	91.40%	91.40%
Expected share price volatility, minimum		91.00%	89.40%		89.40%	70.10%
Expected share price volatility, maximum		92.10%	91.60%		91.60%	87.70%
Risk-free interest rate	0.34%	0.68%	0.40%
Risk-free interest rate, minimum		0.62%	0.34%		0.34%	1.76%
Risk-free interest rate, maximum		1.02%	0.75%		0.75%	2.46%
Expected term of options (in years)	6 years	6 years	6 years		6 years	6 years